UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	    San Francisco, CA 94108

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:  Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     February 11, 2003

Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:    87
Form 13F Information Table Value Total (Thousands):   $165,742
	List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1-800-FLOWERS.COM, Inc.        COM              68243Q106     2161   195366 SH       SOLE                   195366
Advanced Fibre Communication,  COM              00754A105     4393   218000 SH       SOLE                   177000             41000
Agile Software Corporation     COM              00846X105     2122   213896 SH       SOLE                   196496             17400
Amazon.com, Inc.               COM              023135106      882    16754 SH       SOLE                    16754
Amdocs Ltd.                    COM              G02602103     3057   136000 SH       SOLE                    86000             50000
Amerigroup Corporation         COM              03073T102     4602   107900 SH       SOLE                   104800              3100
Applied Micro Circuits Corpora COM              03822W109     1398   234241 SH       SOLE                   162900             71341
Atmel Corp.                    COM              049513104      168    28000 SH       SOLE                                      28000
Avanex Corporation             COM              05348W109      773   154909 SH       SOLE                   141174             13735
Boston Life Sciences           COM              100843408      104    83840 SH       SOLE                                      83840
CNET Networks, Inc.            COM              12613R104      985   144355 SH       SOLE                   119628             24727
Check Point Software System, I COM              M22465104      674    40000 SH       SOLE                    40000
ChipPAC, Inc.                  COM              169657103     1031   135835 SH       SOLE                   135835
Ciena Corporation              COM              171779101     1837   280089 SH       SOLE                   155793            124296
Cisco Systems                  COM              17275R102      245    10096 SH       SOLE                     5000              5096
Click Commerce, Inc.           COM              18681D208      161    31512 SH       SOLE                    29137              2375
Concur Technologies, Inc.      COM              206708109      154    15866 SH       SOLE                                      15866
Connetics Corporation          COM              208192104     1874   103200 SH       SOLE                    78900             24300
Coventry Health Care, Inc.     COM              222862104      387     6000 SH       SOLE                                       6000
Crossroads Systems, Inc.       COM              22765D100      136    49287 SH       SOLE                     8417             40870
Crown Castle International Cor COM              228227104      331    30000 SH       SOLE                                      30000
DeCODE genetics, Inc.          COM              243586104      639    78046 SH       SOLE                    71415              6631
Dick's Sporting Goods, Inc.    COM              253393102     1318    27093 SH       SOLE                    23149              3944
DoubleClick, Inc.              COM              258609304     1123   109000 SH       SOLE                    85900             23100
Du Pont                        COM              263534109      291     6350 SH       SOLE                                       6350
Durect Corporation             COM              266605104     2291   916230 SH       SOLE                   916230
E.Piphany, Inc.                COM              26881V100     1594   221128 SH       SOLE                   173417             47711
EBay, Inc.                     COM              278642103    44452   688000 SH       SOLE                   665000             23000
Exact Sciences Corporation     COM              30063P105     2418   238968 SH       SOLE                   181100             57868
Flextronics International, Ltd COM              Y2573F102     1077    72803 SH       SOLE                    72803
Genaissance Pharmaceuticals    COM              36867W105      169    56234 SH       SOLE                                      56234
Global Power Equipment Group,  COM              37941P108       67    10000 SH       SOLE                                      10000
HewlettPackard                 COM              428236103      297    12929 SH       SOLE                                      12929
Inamed Corporation             COM              453235103     1564    32548 SH       SOLE                    32548
Inspire Pharmaceuticals, Inc.  COM              457733103     3427   242217 SH       SOLE                   136000            106217
Integrated Circuit Systems     COM              45811K208     1653    58000 SH       SOLE                    58000
InterActiveCorp                COM              45840Q101     1565    46129 SH       SOLE                    36368              9761
Intermune, Inc.                COM              45884X103     2240    96700 SH       SOLE                    67600             29100
Internet Security Systems, Inc COM              46060X107     1436    76282 SH       SOLE                    55500             20782
Intuit, Inc.                   COM              461202103     2593    49051 SH       SOLE                    44351              4700
JetBlue Airways Corporation    COM              477143101     1220    46000 SH       SOLE                    46000
Juniper Networks, Inc.         COM              48203R104      861    46111 SH       SOLE                    36205              9906
Keryx Biopharmaceuticals, Inc. COM              492515101     1405   302077 SH       SOLE                                     302077
LabOne, Inc.                   COM              50540L105      548    16874 SH       SOLE                     3315             13559
Linear Technology Corp.        COM              535678106     3133    74460 SH       SOLE                    38460             36000
Lionbridge Technologies, Inc.  COM              536252109      125    13000 SH       SOLE                    13000
Microchip Technology, Inc.     COM              595017104     4046   121250 SH       SOLE                   121250
Microsoft Corp.                COM              594918104      356    13000 SH       SOLE                                      13000
NetScreen Technologies, Inc.   COM              64117V107     1546    62455 SH       SOLE                    51950             10505
Netflix, Inc.                  COM              64110L106     4607    84231 SH       SOLE                    50229             34002
Nextel Communications, Inc.    COM              65332V103     1403    50000 SH       SOLE                    50000
Nortel Networks Corporation    COM              656568102      652   154155 SH       SOLE                   154155
Nuance Communications          COM              669967101      445    58303 SH       SOLE                    58303
Nuevo Energy Company           COM              670509108     5397   223301 SH       SOLE                   223301
Nutraceutical International Co COM              67060Y101      525    47667 SH       SOLE                    47667
Odyssey Healthcare, Inc.       COM              67611V101      530    18000 SH       SOLE                    14500              3500
PDF Solutions, Inc.            COM              693282105     1564   105000 SH       SOLE                   105000
PMC/Sierra Semiconductor Corp. COM              69344F106     1144    56908 SH       SOLE                    56908
PalmOne, Inc.                  COM              69713P107      208    17709 SH       SOLE                    17709
Pixelworks, Inc.               COM              72581M107      184    16625 SH       SOLE                    16625
Positron Corp.                 COM              737397125       17   489642 SH       SOLE                                     489642
RSA Security, Inc.             COM              749719100     5118   359158 SH       SOLE                   291483             67675
Select Medical Corporation     COM              816196109     1193    73284 SH       SOLE                    17350             55934
Shire Pharmaceuticals Group PL COM              0799803        629    65001 SH       SOLE                    65001
Silicon Laboratories, Inc.     COM              826919102     7790   180000 SH       SOLE                   115400             64600
Sirenza Microdevices, Inc.     COM              82966T106      234    48637 SH       SOLE                    24747             23890
Sirius Satellite Radio, Inc.   COM              82966U103     2879   911175 SH       SOLE                   519733            391442
Skyepharma Plc.                COM              830808101     2425   175876 SH       SOLE                                     175876
SuperGen, Inc.                 COM              868059106      550    50009 SH       SOLE                                      50009
Superconductor Tech            COM              867931107      161    28980 SH       SOLE                                      28980
Telik, Inc.                    COM              87959M109     1692    73565 SH       SOLE                    57200             16365
TranSwitch Corp.               COM              894065101       52    22500 SH       SOLE                                      22500
TransMontaigne                 COM              893934109      322    50000 SH       SOLE                    50000
TriZetto Group, Inc.           COM              896882107      516    80000 SH       SOLE                    80000
United Online, Inc             COM              911268100      270    16098 SH       SOLE                                      16098
Ventana Medical Systems, Inc.  COM              92276H106     1725    43783 SH       SOLE                                      43783
VeriSign, Inc.                 COM              92343E102     4317   264850 SH       SOLE                   230650             34200
Verisity Ltd                   COM              M97385112     1518   119078 SH       SOLE                    97928             21150
Veritas Software Corp.         COM              923436109     1296    35000 SH       SOLE                    35000
Vignette Corporation           COM              926734104      569   250777 SH       SOLE                   250777
WebMD Corporation              COM              94769M105      258    28746 SH       SOLE                    23746              5000
Wireless Facilities            COM              97653A103     1183    79635 SH       SOLE                    57024             22611
Witness Systems                COM              977424100      458    49370 SH       SOLE                                      49370
YaHoo!, Inc.                   COM              984332106     2656    58975 SH       SOLE                    55000              3975
BakBone Software, Inc.         COM              057101107      223    79936 SH       SOLE                                      79936